Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities:
Net income	$ 43,329	$ 49,473
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	106,480	103,176
Share-based compensation expense	5,747	3,568
(Gain) / loss on disposal of assets	(4,271)	2,100
Non-cash interest expense (income)	983	(1,646)
Deferred tax (benefit) expense	(1,497)	(2,142)
Allowance for (reversal of) doubtful receivables	694	5,306
Charges on obsolete service inventories	1,161	2,294
Impairments and other charges	1,492	1,583
Other operating activities, net	399	317
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	(56,198)	33,466
(Increase) decrease in unbilled revenue	(14,600)	(45,887)
(Increase) decrease in retention withholdings	12,491	25,215
(Increase) decrease in inventories	(2,161)	(3,834)
(Increase) decrease in prepaid expenses	(6,532)	(6,772)
(Increase) decrease in other current assets	(17,771)	6,365
Change in other long-term assets and liabilities	(1,105)	4,653
Increase (decrease) in accounts payable and accrued expenses	63,923	15,797
Increase (decrease) in other current liabilities	(6,912)	(9,963)
Net cash provided by operating activities	125,652	183,069
Cash flows from investing activities:
Capital expenditures	(100,620)	(80,053)
IPM investments (Note 2)
Proceeds from disposal of assets	2,086	929
Other investing activities	(8,250)	(5,034)
Net cash used in investing activities	(106,784)	(84,158)
Cash flows from financing activities:
Proceeds from long-term debt		4,063
Repayments of long-term debt	(52,610)	(53,810)
Proceeds from short-term borrowings	75,711	58,738
Repayments of short-term borrowings	(74,217)	(53,140)
Payments on capital leases	(2,778)	(1,432)
Payments on seller-provided financing for capital expenditures	(1,650)	(2,819)
Other financing activities, net	(1,597)	(163)
Net cash used in financing activities	(57,141)	(48,563)
Effect of exchange rate changes on cash
Net (decrease) increase in cash	(38,273)	50,348
Cash and cash equivalents, beginning of period	107,956	67,821
Cash and cash equivalents, end of period	$ 69,683	$ 118,169